STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenue	$ 18,661	$ 32,899	$ 75,721	$ 167,661	$ 191,635	$ 179,377
Cost of revenue	2,294	823	25,395	88,556	80,604	90,102
Gross profit	16,367	32,076	50,326	79,105	111,031	89,275
Operating expenses:
Selling expenses	3,130	3,845	10,200	20,140	28,300	19,368
Administrative expenses	(5,002)	31,707	66,645	71,339	64,200	76,310
Acquisition costs					95,817
Total operating expenses	(1,872)	35,552	76,845	91,479	188,317	95,678
Income (loss) from operations	18,239	(3,476)	(26,519)	(12,374)	(77,286)	(6,403)
Other Income (Expense)
Other income	4,851		19,947		3,442	830
Interest and other expense	(8,753)		(17,180)
Total Other Income	(3,902)		2,767		3,442	830
Income (Loss) Before Income Taxes	14,337	(3,476)	(23,752)	(12,374)	(73,844)	(5,573)
Provision for income taxes
Net Income (Loss) from discontinued operations	14,337	(3,476)	(23,752)	(12,374)
Net loss	$ 14,337	$ (3,476)	$ (23,752)	$ (12,374)	$ (73,844)	$ (5,573)
Net loss per common share - basic and diluted	$ 14.34	$ (3.48)	$ (23.75)	$ (12.37)	$ (73.84)	$ (5.57)
Weighted Average of Shares Outstanding - basic and diluted	1,000	1,000	1,000	1,000	1,000	1,000